Benefit Plans (Amounts Recognized in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	¥ 17,612	¥ 22,006
Actuarial loss	(59,910)	(41,046)
Accumulated other comprehensive loss	(42,298)	(19,040)
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(193)	(61)
Actuarial loss	(18,867)	(21,171)
Accumulated other comprehensive loss	¥ (19,060)	¥ (21,232)